Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	May 31, 2021	Feb. 28, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments Under Non-cancelable Operating Leases
Future minimum lease payments under
non-cancelable
operating leases as of February 28, 2021, prior to the adoption of the new lease standard discussed in Note 1,
Organization and Description of Business
were as follows for the fiscal years ended:

($ in thousands)	Amount
2022	$8,507
2023	6,540
2024	5,555
2025	4,204
2026	3,218
Thereafter	5,434

Total minimum lease payments	$33,458

Future minimum lease payments under
non-cancelable
operating leases as of February 28, 2021, are as follows for the fiscal years ended:

($ in thousands)	Amount
2022	$8,507
2023	6,540
2024	5,555
2025	4,204
2026	3,218
Thereafter	5,434
Total minimum lease payments	$33,458